Management of Capital	12 Months Ended
Dec. 31, 2022
Management of Capital
Management of Capital

21.Management of Capital

The Company’s objectives when managing capital are to ensure it has sufficient cash available to support its future Refinery expansion and exploration activities; and ensure compliance with debt covenants under the convertible notes arrangement. Under the convertible notes arrangement, the Company was required to always maintain a minimum liquidity balance of US$7,500. Per Note 1, the Company was in breach of this covenant at December 31, 2022 which would have entitled the Noteholders to call the Note, but on February 13, 2023, subsequent to year end, the Company successfully closed on a private placement offering on the 2028 Notes, which resulted in settlement of the 2026 Note and minimum liquidity balance covenant being reduced to US$2,000. Please refer to Note 13.

The Company manages its capital structure, consisting of cash and cash equivalents, share capital and debt (convertible notes and loans), and will make adjustments to it depending on the funds available to the Company for its future Refinery expansion and exploration activities. The Board of Directors does not establish quantitative return on capital criteria for management, but rather relies on the expertise of the Company’s management to sustain future development of the business.

Management reviews its capital management approach on an ongoing basis and believes that this approach, given the size of the Company, is reasonable. Other than the minimum liquidity balance covenant under the convertible note arrangement, the Company is not subject to externally imposed capital requirements. The convertible notes arrangement does not impose any quantitative ratio covenants on the Company in the course of the normal construction and operation of its current assets. Per Note 1, the Company does not have sufficient financial resources necessary to complete the construction and final commissioning of the Refinery at this time, and final commissioning is not expected to occur in the next twelve months. Though the Company expects the investment required to complete the refinery to be significantly higher than previously estimated, the finalization of updated cost estimates has not been completed as of this date. Without the benefit of the finalized updated cost estimates, management expects to require additional financing in 2023 and 2024 to continue and complete the construction of the Refinery and remain in compliance with the minimum liquidity covenant under the 2028 Notes (refer to Note 13).